Property and Equipment, Net	12 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
Property and Equipment, net

Note 5 - Property and Equipment, net

Property and equipment as of June 30, 2024, 2023 and 2022 consisted of the following:

	As of June 30,
	2024	2023	2022
Computer and office equipment	$2,871	$3,873	3720
Less: accumulated depreciation	(479)	(3,657)	(2,273)
Total Property and Equipment, Net	$2,392	$216	$1,447

Depreciation expense was approximately $695, $1,246 and $1,319 for the years ended June 30, 2024, 2023 and 2022, respectively. The Company disposed of $3,873 of computer and office equipment during the year ended June 30, 2024.